Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 98,435	$ 141,106
Accounts Receivable, Net	1,799	670
Inventory	0	0
Total Current Assets	100,234	141,776
Fixed Assets, Net	35,421	60,115
TOTAL ASSETS	135,655	201,891
Current Liabilities:
Accounts Payable	8,283	1,107
Accrued Expenses	22,230	36,117
Amounts Due Shareholder	49,575	43,476
Current Portion of Capital Lease	0	5,844
Total Current Liabilities	80,088	86,544
Long Term Liabilities:
Capital Lease Obligation	0	5,844
Less: Current Potion	0	(5,844)
Total Long Term Liabilities	0	0
Total Liabilities	80,088	86,544
Stockholders' Equity:
Preferred Stock, $0.001 par value, 25,000,000 shares authorized, 0 and 0 shares issued and outstanding	0	0
Common Stock, $0.001 par value, 50,000,000 shares authorized, 7,755,400 and 7,755,400 shares issued and outstanding, respectively	7,755	7,755
Additional Paid In Capital	389,945	389,945
Accumulated Deficit	(342,133)	(282,353)
Stockholders' Equity	55,567	115,347
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 135,655	$ 201,891